Loss And Loss Adjustment Expense Reserves	12 Months Ended
Dec. 31, 2020
Insurance [Abstract]
Loss And Loss Adjustment Expense Reserves	LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES
We write personal and commercial auto insurance, residential property insurance, and other specialty property-casualty insurance and related services throughout the United States. As a property-casualty insurance company, we are exposed to hurricanes or other catastrophes. We are unable to predict the frequency or severity of any such events that may occur in the near term or thereafter. To help mitigate this risk in our Property business, we currently maintain excess of loss reinsurance coverage, both on an aggregate and a per occurrence basis, and had aggregate stop-loss reinsurance coverage covering accident years 2017 to 2019.
As we are primarily an insurer of motor vehicles and residential property, we have limited exposure to environmental, asbestos, and general liability claims. We have established reserves for such exposures, which represent about 0.1% of our total loss and loss adjustment expense reserves. We believe these reserves to be adequate based on information currently known. These claims are not expected to have a material effect on our liquidity, financial condition, cash flows, or results of operations.
Loss and Loss Adjustment Expense Reserves
Loss and loss adjustment expense (LAE) reserves represent our best estimate of our ultimate liability for losses and LAE relating to events that occurred prior to the end of any given accounting period but have not yet been paid. For our Personal and Commercial Lines vehicle businesses, which represent about 94% of our total carried reserves, we establish loss and LAE reserves after completing reviews at a disaggregated level of grouping. Progressive’s actuarial staff reviews over 400 subsets of business data, which are at a combined state, product, and line coverage level, to calculate the needed loss and LAE reserves. During a reserve review, ultimate loss amounts are estimated using several industry standard actuarial projection methods. These methods take into account historical comparable loss data at the subset level and estimate the impact of various loss development factors, such as the frequency (number of losses per earned car year), severity (dollars of loss per each claim), and average premium (dollars of premium per earned car year), as well as the frequency and severity of loss adjustment expense costs.
We begin our review of a set of data by producing multiple estimates of needed reserves, using both paid and incurred data, to determine if a reserve change is required. In the event of a wide variation among results generated by the different projections, our actuarial group will further analyze the data using additional quantitative analysis. Each review develops a point estimate for a relatively small subset of the business, which allows us to establish meaningful reserve levels for that subset. We believe our comprehensive process of reviewing at a subset level provides us more meaningful estimates of our aggregate loss reserves.
The actuarial staff completes separate projections of needed case and incurred but not recorded (IBNR) reserves. Since a large majority of the parties involved in an accident report their claims within a short time period after the occurrence, we do not carry a significant amount of IBNR reserves for older accident years. Based on the methodology we use to estimate case reserves for our vehicle businesses, we do not have expected development on reported claims included in our IBNR reserves. We do, however, include anticipated salvage and subrogation recoveries in our IBNR reserves, which could result in negative carried IBNR reserves, primarily in our physical damage reserves.
Changes from historical data may reduce the predictiveness of our projected future loss costs. Internal considerations that are process-related, which generally result from changes in our claims organization’s activities, include claim closure rates, the number of claims that are closed without payment, and the level of the claims representatives’ estimates of the needed case reserve for each claim. These changes and their effect on the historical data are studied at the state level versus on a larger, less indicative, countrywide basis. External items considered include the litigation atmosphere, state-by-state changes in medical costs, and the availability of services to resolve claims. These also are better understood at the state level versus at a more macro, countrywide level. The actuarial staff takes these changes into consideration when making their assumptions to determine needed reserve levels.
Similar to our vehicle businesses, our actuarial staff analyzes loss and LAE data for our Property business on an accident period basis. Many of the methodologies and key parameters reviewed are similar. In addition, for our Property business, since claims adjusters primarily establish the case reserves, the actuarial staff includes expected development on case reserves as a component of the overall IBNR reserves.
Activity in the loss and LAE reserves is summarized as follows:

(millions)	2020	2019	2018
Balance at January 1	$18,105.4	$15,400.8	$13,086.9
Less reinsurance recoverables on unpaid losses	3,212.2	2,572.7	2,170.1
Net balance at January 1	14,893.2	12,828.1	10,916.8
Incurred related to:
Current year	24,926.5	25,238.2	21,632.5
Prior years	195.3	232.3	88.5
Total incurred	25,121.8	25,470.5	21,721.0
Paid related to:
Current year	15,584.4	16,105.0	13,792.1
Prior years	7,963.0	7,300.4	6,017.6
Total paid	23,547.4	23,405.4	19,809.7
Net balance at December 31	16,467.6	14,893.2	12,828.1
Plus reinsurance recoverables on unpaid losses	3,798.2	3,212.2	2,572.7
Balance at December 31	$20,265.8	$18,105.4	$15,400.8

We experienced unfavorable reserve development of $195.3 million, $232.3 million, and $88.5 million in 2020, 2019, and 2018, respectively, which is reflected as “Incurred related to prior years” in the table above.

2020
•Approximately $59 million of the unfavorable prior year reserve development was attributable to accident year 2019, $107 million to accident year 2018, and the remainder to 2017 and prior accident years.
•Our personal auto products incurred about $136 million of unfavorable loss and LAE reserve development, with the Agency and Direct auto businesses each contributing about half, primarily attributable to higher than anticipated frequency of reopened personal injury protection (PIP) claims, primarily in Florida, updated estimates of our per claim settlement costs, and late reported losses occurring toward the end of 2019 but not reported until 2020, which was partially offset by higher than anticipated salvage and subrogation recoveries.
•Our Commercial Lines business experienced about $98 million of unfavorable development, primarily due to increased injury severity and the emergence of large injury claims at rates higher than originally anticipated.
•Our special lines and Property businesses experienced about $25 million and $14 million, respectively, of favorable development driven by favorable case development across all products, as severity was lower than expected.

2019
•Approximately $131 million of the unfavorable prior year reserve development was attributable to accident year 2018, $73 million to accident year 2017, and the remainder to 2016 and prior accident years.
•Our personal auto products incurred about $121 million of unfavorable loss and LAE reserve development, with the Agency and Direct auto businesses each contributing about half, primarily reflecting increased injury severity, a higher than anticipated frequency of reopened PIP claims, primarily in Florida, and late reported losses occurring late 2018 but not reported until 2019.
•Our Commercial Lines business experienced about $83 million of unfavorable development, primarily due to increased injury severity and more emergence of large injury claims than originally anticipated.
•Our special lines business experienced about $14 million of unfavorable development, primarily due to less salvage and subrogation recoveries than originally anticipated and increased severity of late reported claims.
•Our Property businesses experienced about $12 million of unfavorable development, primarily due to higher than originally anticipated homeowner and dwelling costs and fire liability costs.

2018
•Approximately $99 million of unfavorable prior year reserve development was attributable to accident years 2017 and 2016. This unfavorable development was offset by about $10 million of favorable development attributable to accident year 2015 and prior accident years.
•Our personal auto products incurred almost $85 million of unfavorable loss and LAE reserve development, with approximately 70% attributable to the Agency business and 30% attributable to the Direct business, primarily reflecting unfavorable development from reopened Florida PIP claims.
•Our special lines and Property businesses experienced about $5 million and $3 million of unfavorable development, respectively, while our commercial auto products had about $4 million of favorable reserve development.

Incurred and Paid Claims Development by Accident Year
The following tables present our incurred, net of reinsurance, and paid claims development by accident year for the last five years, which generally represents the maximum development period for claims in any of our segments. The tables below include inception-to-date information for companies acquired and wholly exclude companies disposed of, rather than including information from the date of acquisition, or until the date of disposition. We believe the most meaningful presentation of claims development is through the retrospective approach by presenting all relevant historical information for all periods presented.
We have elected to present our incurred and paid claims development consistent with our GAAP reportable segments (see Note 10 – Segment Information for a discussion of our segment reporting), with a further disaggregation of our Personal Lines and Commercial Lines claims development between liability and physical damage, since the loss patterns are significantly different between them. The other business primarily includes reserves for our run-off products, which are not considered material, and, therefore, we are not including separate claims development tables.
Only 2020 is audited; all prior years are considered required supplementary information and, therefore, are unaudited. Expected development on our case reserves is excluded from the IBNR reserves on our vehicle businesses, as discussed above. For the Property business, the IBNR reserves include expected case development based on the methodology used in establishing the case reserves for that segment. The cumulative number of incurred claims are based on accident coverages (e.g., bodily injury, collision, comprehensive, personal injury protection, property damage) related to opened claims. Coverage counts related to claims closed without payment are excluded from the cumulative number of incurred claims.

Personal Lines - Agency - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2020
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020
2016	$4,082.9	$4,130.0	$4,152.0	$4,177.3	$4,137.8	$0	740,535
2017		4,474.8	4,485.8	4,511.1	4,546.4	72.3	779,303
2018			5,141.8	5,182.1	5,192.7	100.0	856,108
2019				5,885.0	5,886.9	264.3	913,063
2020					5,433.8	926.8	750,654
				Total	$25,197.6
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020
2016	$1,941.6	$3,231.5	$3,723.1	$3,969.5	$4,062.5
2017		2,074.0	3,478.5	4,048.5	4,285.5
2018			2,378.0	4,028.7	4,635.0
2019				2,715.2	4,533.2
2020					2,383.0
				Total	$19,899.2
	All outstanding liabilities before 2016, net of reinsurance[1]				80.3
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$5,378.7
[1] Required supplementary information (unaudited)

Personal Lines - Agency - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2020
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020
2016	$2,423.4	$2,398.9	$2,401.8	$2,400.1	$2,402.8	$0	1,399,156
2017		2,635.5	2,638.5	2,643.5	2,640.6	(4.0)	1,514,873
2018			2,819.0	2,822.6	2,821.7	(3.4)	1,694,997
2019				3,277.9	3,254.7	(13.4)	1,876,942
2020					3,328.5	(183.4)	1,768,482
				Total	$14,448.3
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020
2016	$2,391.0	$2,406.9	$2,402.1	$2,402.2	$2,401.8
2017		2,599.8	2,643.2	2,640.9	2,640.8
2018			2,769.1	2,827.4	2,819.9
2019				3,242.5	3,259.2
2020					3,250.1
				Total	$14,371.8
	All outstanding liabilities before 2016, net of reinsurance[1]				5.9
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$82.4
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2020
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020
2016	$3,819.0	$3,843.9	$3,871.2	$3,897.8	$3,866.1	$0	735,791
2017		4,209.5	4,209.9	4,229.3	4,254.4	61.3	772,986
2018			4,904.8	4,980.9	5,003.2	88.0	870,978
2019				5,756.5	5,811.7	243.5	954,209
2020					5,356.9	901.1	786,809
				Total	$24,292.3
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020
2016	$1,780.6	$2,991.1	$3,476.9	$3,714.6	$3,799.1
2017		1,912.6	3,255.2	3,808.3	4,035.6
2018			2,235.1	3,863.5	4,481.7
2019				2,630.3	4,452.5
2020					2,301.3
				Total	$19,070.2
	All outstanding liabilities before 2016, net of reinsurance[1]				55.2
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$5,277.3
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2020
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020
2016	$2,521.0	$2,475.4	$2,477.7	$2,475.6	$2,478.5	$0	1,676,396
2017		2,750.6	2,743.7	2,749.0	2,745.6	(5.1)	1,791,582
2018			3,202.3	3,181.9	3,182.0	(5.1)	2,069,684
2019				3,787.9	3,737.8	(22.7)	2,269,857
2020					3,775.6	(264.5)	2,137,810
				Total	$15,919.5
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020
2016	$2,505.0	$2,485.8	$2,479.3	$2,478.5	$2,477.8
2017		2,742.1	2,753.5	2,748.4	2,747.6
2018			3,170.0	3,193.8	3,183.0
2019				3,782.6	3,751.3
2020					3,720.0
				Total	$15,879.7
	All outstanding liabilities before 2016, net of reinsurance[1]				0.8
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$40.6
[1] Required supplementary information (unaudited)

Commercial Lines - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2020
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020
2016	$1,185.8	$1,204.8	$1,231.1	$1,238.9	$1,224.9	$0	92,688
2017		1,374.1	1,366.6	1,393.3	1,374.6	18.3	97,448
2018			1,700.8	1,736.5	1,789.7	41.5	111,767
2019				2,103.1	2,175.6	116.3	126,959
2020					2,161.8	369.8	105,900
				Total	$8,726.6
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020
2016	$298.6	$639.9	$886.0	$1,073.3	$1,153.4
2017		325.8	712.9	1,027.3	1,183.6
2018			382.7	913.4	1,290.5
2019				455.4	1,120.1
2020					427.6
				Total	$5,175.2
	All outstanding liabilities before 2016, net of reinsurance[1]				34.9
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$3,586.3
[1] Required supplementary information (unaudited)

Commercial Lines - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2020
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020
2016	$379.6	$379.8	$378.2	$377.8	$378.1	$0	74,199
2017		415.4	412.1	411.0	409.9	(0.9)	77,170
2018			475.0	478.2	476.6	(1.4)	82,134
2019				577.8	574.2	(3.3)	88,897
2020					575.2	(14.1)	87,333
				Total	$2,414.0
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020
2016	$336.7	$376.9	$376.8	$377.5	$377.6
2017		369.0	409.4	409.2	409.4
2018			426.0	475.1	475.3
2019				516.9	571.5
2020					497.9
				Total	$2,331.7
	All outstanding liabilities before 2016, net of reinsurance[1]				0.4
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$82.7
[1] Required supplementary information (unaudited)

Property Business
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2020
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020
2016	$568.6	$541.2	$537.1	$536.5	$535.5	$2.4	53,693
2017		672.8	680.9	683.4	681.3	1.3	74,140
2018			839.0	845.2	845.4	18.2	63,722
2019				971.7	965.2	11.7	72,396
2020					1,223.5	252.4	80,820
				Total	$4,250.9
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020
2016	$415.2	$498.2	$516.9	$526.4	$530.8
2017		506.7	647.1	670.1	675.0
2018			595.9	781.2	812.6
2019				708.0	930.4
2020					832.5
				Total	$3,781.3
	All outstanding liabilities before 2016, net of reinsurance[1]				5.1
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$474.7
[1] Required supplementary information (unaudited)
The following table reconciles the net incurred and paid claims development tables to the liability for claims and claim adjustment expenses:

(millions)	2020	2019
Net outstanding liabilities
Personal Lines
Agency, Liability	$5,378.7	$5,117.4
Agency, Physical Damage	82.4	32.4
Direct, Liability	5,277.3	4,936.8
Direct, Physical Damage	40.6	(7.7)
Commercial Lines
Liability	3,586.3	3,080.8
Physical Damage	82.7	66.6
Property	474.7	357.2
Other business	66.7	30.8
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	14,989.4	13,614.3
Reinsurance recoverable on unpaid claims
Personal Lines
Agency, Liability	959.6	930.7
Agency, Physical Damage	0	0
Direct, Liability	1,475.8	1,314.1
Direct, Physical Damage	0	0
Commercial Lines
Liability	758.5	482.6
Physical Damage	(0.3)	0.5
Property	226.9	184.1
Other business	358.6	288.1
Total reinsurance recoverable on unpaid claims	3,779.1	3,200.1
Unallocated claims adjustment expense related to:
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	1,478.2	1,278.9
Reinsurance recoverable on unpaid claims	19.1	12.1
Total gross liability for unpaid claims and claim adjustment expense	$20,265.8	$18,105.4
The following table shows the average historical claims duration as of December 31, 2020:

(Required Supplementary Information - Unaudited)
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance	Years
	1	2	3	4	5
Personal Lines
Agency, Liability	45.6%	31.2%	12.0%	5.6%	2.2%
Agency, Physical Damage	98.6	1.2	(0.2)	0	0
Direct, Liability	44.7	31.7	12.6	5.7	2.2
Direct, Physical Damage	100.0	(0.1)	(0.3)	0	0
Commercial Lines
Liability	21.7	29.3	21.4	13.2	6.5
Physical Damage	88.9	10.0	0	0.1	0
Property	71.9	20.8	3.5	1.2	0.8